Stock Options (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Options Outstanding, Shares under option	3,315,917
Weighted Average Exercise Price, Shares under option	$ 18.59	$ 15.16	$ 14.08
Weighted Average Exercise Price, Granted	$ 46.87	$ 25.42	$ 18.50
Weighted Average Exercise Price, Objet options from merger	$ 6.10
Weighted Average Exercise Price, Exercised	$ 11.50	$ 14.61	$ 13.97
Weighted Average Exercise Price, Expired		$ 12.49
Weighted Average Exercise Price, Forfeited	$ 31.05	$ 16.08	$ 14.68
Weighted Average Exercise Price, Repurchased			$ 14.04
Weighted Average Exercise Price, Shares under option	$ 11.84	$ 18.59	$ 15.16
Common Stock [Member]
Number of Options Outstanding, Shares under option	1,037,267	1,182,650	1,519,628
Number of Options Outstanding, Granted	336,750	325,000	305,000
Number of Options Outstanding, Objet options from merger	3,286,909
Number of Options Outstanding, Exercised	(1,322,047)	(423,783)	(456,200)
Number of Options Outstanding, Expired		(3,000)
Number of Options Outstanding, Forfeited	(22,962)	(43,600)	(46,900)
Number of Options Outstanding, Repurchased			(138,878)
Number of Options Outstanding, Shares under option	3,315,917	1,037,267	1,182,650
Minimum [Member]
Per Share Exercise Price, Shares under option	$ 9.30	$ 8.27	$ 8.27
Per Share Exercise Price, Granted	$ 46.87	$ 21.08	$ 18.26
Per Share Exercise Price, Objet options from merger	$ 2.21
Per Share Exercise Price, Exercised	$ 2.21	$ 8.27	$ 9.30
Per Share Exercise Price, Expired		$ 12.49
Per Share Exercise Price, Forfeited	$ 9.30	$ 9.30	$ 9.30
Per Share Exercise Price, Repurchased			$ 9.30
Per Share Exercise Price, Shares under option	$ 2.21	$ 9.30	$ 8.27
Maximum [Member]
Per Share Exercise Price, Shares under option	$ 33.06	$ 33.06	$ 26.15
Per Share Exercise Price, Granted	$ 46.87	$ 25.95	$ 33.06
Per Share Exercise Price, Objet options from merger	$ 15.64
Per Share Exercise Price, Exercised	$ 33.06	$ 24.65	$ 26.15
Per Share Exercise Price, Expired		$ 12.49
Per Share Exercise Price, Forfeited	$ 46.87	$ 25.50	$ 23.04
Per Share Exercise Price, Repurchased			$ 26.15
Per Share Exercise Price, Shares under option	$ 46.87	$ 33.06	$ 33.06